FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 55,637,393	$ 35,459,366
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	0.50%
Reasonably possible change in risk variable, basis points	0.50%
Net exposure	$ 54,814,125	$ 33,157,356
Interest rate risk | Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	3.48%	4.16%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure	$ 0
Provisions | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 0